SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Oct. 31, 2025	Jun. 30, 2025	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025	Aug. 13, 2024
Due to related party	$ 10,000						$ 10,000	$ 250,000
Net Income (Loss) Attributable to Parent						42,564
Formation and operating costs	$ 375,265		$ 43,064	$ 43,064		$ 43,064	$ 726,449
March GL
Cash equivalents		$ 0
Research and development costs		0
Due to related party		45,000
Net Income (Loss) Attributable to Parent		445,105
March G L [Member]
Cash equivalents		0			$ 0
Research and development costs		$ 0			0
Net Income (Loss) Attributable to Parent					3,091,094
Net loss					3,091,094
Formation and operating costs					$ 3,091,094